6. ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable Tables
Schedule of accounts payable
	As of December 31,	As of December 31,
	2016	2015
Suppliers	$2,237	$—
Seamen	70,702	—
Insurers	21,480	—
Agents	16,134	—
Brokers	8,081	—
Managers	23,966	—
Former Officers	—	6,000
Other creditors	115,645	22,957
	$258,245	$28,957